Reportable Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental income:
Same store	$ 1,868,918,000	$ 1,771,449,000	$ 1,630,482,000
Non-same store/other	245,224,000	103,016,000	133,310,000
Properties sold in 2012			(98,559,000)
Properties sold - March YTD 2013	(243,833,000)	(229,823,000)	(218,452,000)
Total rental income	1,870,309,000	1,644,642,000	1,446,781,000
Operating expenses:
Same store	649,914,000	638,671,000	614,210,000
Non-same store/other	89,850,000	42,682,000	79,576,000
Properties sold in 2012			(39,015,000)
Properties sold - March YTD 2013	(72,109,000)	(71,233,000)	(78,640,000)
Total operating expenses	667,655,000	610,120,000	576,131,000
NOI:
Same store	1,219,004,000	1,132,778,000	1,016,272,000
Non-same store/other	155,374,000	60,334,000	53,734,000
Properties sold in 2012			(59,544,000)
Properties sold - March YTD 2013	(171,724,000)	(158,590,000)	(139,812,000)
Total NOI	1,202,654,000	1,034,522,000	870,650,000
Total assets	17,201,000,000	16,659,303,000
Reconciliation of NOI
Rental income	1,870,309,000	1,644,642,000	1,446,781,000
Property and maintenance expense	(365,778,000)	(337,419,000)	(323,743,000)
Real estate taxes and insurance expense	(219,975,000)	(190,834,000)	(172,531,000)
Property management expense	(81,902,000)	(81,867,000)	(79,857,000)
Total operating expenses	667,655,000	610,120,000	576,131,000
Reportable Segments (Textuals) [Abstract]
Units in same store properties	98,577	98,577	101,312
Overhead Costs		400,000	600,000
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	152,828,000	144,452,000
Northeast [Member]
Rental income:
Same store	708,009,000	671,633,000	553,561,000
Non-same store/other	110,060,000	51,566,000	95,493,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total rental income	818,069,000	723,199,000	649,054,000
Operating expenses:
Same store	251,538,000	245,166,000	207,131,000
Non-same store/other	33,423,000	14,101,000	48,119,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total operating expenses	284,961,000	259,267,000	255,250,000
NOI:
Same store	456,471,000	426,467,000	346,430,000
Non-same store/other	76,637,000	37,465,000	47,374,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total NOI	533,108,000	463,932,000	393,804,000
Total assets	6,972,992,000	6,550,979,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	58,298,000	51,203,000
Northwest [Member]
Rental income:
Same store	386,813,000	356,822,000	322,427,000
Non-same store/other	54,414,000	9,900,000	18,825,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total rental income	441,227,000	366,722,000	341,252,000
Operating expenses:
Same store	127,213,000	125,008,000	119,797,000
Non-same store/other	24,755,000	3,946,000	8,300,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total operating expenses	151,968,000	128,954,000	128,097,000
NOI:
Same store	259,600,000	231,814,000	202,630,000
Non-same store/other	29,659,000	5,954,000	10,525,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total NOI	289,259,000	237,768,000	213,155,000
Total assets	2,953,700,000	2,816,078,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	35,650,000	32,522,000
Southeast [Member]
Rental income:
Same store	332,185,000	317,205,000	342,080,000
Non-same store/other	19,853,000	14,488,000	9,009,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total rental income	352,038,000	331,693,000	351,089,000
Operating expenses:
Same store	127,279,000	123,720,000	139,550,000
Non-same store/other	7,550,000	5,165,000	3,729,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total operating expenses	134,829,000	128,885,000	143,279,000
NOI:
Same store	204,906,000	193,485,000	202,530,000
Non-same store/other	12,303,000	9,323,000	5,280,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total NOI	217,209,000	202,808,000	207,810,000
Total assets	2,268,805,000	2,340,902,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	27,521,000	24,813,000
Southwest [Member]
Rental income:
Same store	441,911,000	425,789,000	412,414,000
Non-same store/other	60,962,000	30,539,000	13,587,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total rental income	502,873,000	456,328,000	426,001,000
Operating expenses:
Same store	143,884,000	144,777,000	147,732,000
Non-same store/other	20,837,000	12,144,000	7,198,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total operating expenses	164,721,000	156,921,000	154,930,000
NOI:
Same store	298,027,000	281,012,000	264,682,000
Non-same store/other	40,125,000	18,395,000	6,389,000
Properties sold in 2012			0
Properties sold - March YTD 2013	0	0	0
Total NOI	338,152,000	299,407,000	271,071,000
Total assets	3,191,403,000	3,238,164,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	28,505,000	27,792,000
Other [Member]
Rental income:
Same store	0	0	0
Non-same store/other	(65,000)	(3,477,000)	(3,604,000)
Properties sold in 2012			(98,559,000)
Properties sold - March YTD 2013	(243,833,000)	(229,823,000)	(218,452,000)
Total rental income	(243,898,000)	(233,300,000)	(320,615,000)
Operating expenses:
Same store	0	0	0
Non-same store/other	3,285,000	7,326,000	12,230,000
Properties sold in 2012			(39,015,000)
Properties sold - March YTD 2013	(72,109,000)	(71,233,000)	(78,640,000)
Total operating expenses	(68,824,000)	(63,907,000)	(105,425,000)
NOI:
Same store	0	0	0
Non-same store/other	(3,350,000)	(10,803,000)	(15,834,000)
Properties sold in 2012			(59,544,000)
Properties sold - March YTD 2013	(171,724,000)	(158,590,000)	(139,812,000)
Total NOI	(175,074,000)	(169,393,000)	(215,190,000)
Total assets	1,814,100,000	1,713,180,000
Reportable Segments (Textuals) [Abstract]
Segment Reporting Information, Expenditures for Additions to Long-Lived Assets	$ 2,854,000	$ 8,122,000